Condensed Interim Consolidated Statements of Operations (unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Sales	$ 25,402	$ 27,603	$ 55,629	$ 57,125
Cost of sales	16,728	18,714	36,775	43,686
Gross profit	8,674	8,889	18,854	13,439
Operating expenses
Research and development	3,659	3,647	7,479	7,078
Sales and marketing	1,692	1,596	3,321	3,132
General and administrative	1,054	1,068	2,077	1,975
Total operating expenses	6,405	6,311	12,877	12,185
Operating income	2,269	2,578	5,977	1,254
Financial income, net	430	200	725	484
Income before income taxes	2,699	2,778	6,702	1,738
Income taxes	421	342	784	741
Net income	$ 2,278	$ 2,436	$ 5,918	$ 997
Income per share:
Basic income per ordinary share (US$)	$ 0.300	$ 0.323	$ 0.780	$ 0.132
Weighted average number of ordinary shares used to compute basic income per share (in thousands)	7,587	7,550	7,587	7,550
Diluted income per ordinary share (US$)	$ 0.298	$ 0.319	$ 0.774	$ 0.130
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)	7,635	7,629	7,644	7,671